Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Net Loss Before Income Taxes
The components of net loss before income taxes are as follows (in thousands):

	Year Ended December 31,
	2023	2022
U.S.	$(81,259)	$(38,267)
Foreign	916	666

Loss before income taxes	$(80,343)	$(37,601)

Reconciliation of Effective Tax Rate and Statutory Federal Income Tax Rate
The reconciliation between the effective tax rate and the statutory federal income tax rate for the years ended
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 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
U.S. statutory federal income tax rate	21.0%	21.0%
State income taxes, net of federal income tax benefit	7.1%	6.9%
Change in fair value of financial instruments	3.0%	0.0%
Tax credits	0.4%	1.0%
Valuation allowance	(30.5)%	(29.0)%
Non-deductible expenses	(0.9)%	0.0%
Other	(0.4)%	(0.2)%

Effective tax rate	(0.3)%	(0.3)%

Summary of Valuation Allowance
Changes to the Company’s valuation allowance are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Beginning balances	$33,484	$22,579
Additions charged to net loss	24,501	10,905

Ending balances	$57,985	$33,484